UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                                                       ------------------

        Check here if Amendment |X|; Amendment Number:          1
                                                       ------------------

                        This Amendment (Check only one):

                        |_| is a restatement.
                        |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Thomas W. Smith
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    Address:   323 Railroad Avenue        Greenwich      CT         06830
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               (Street)                   (City)         (State)    (Zip)

    Form 13F File Number:  028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         February 14, 2008
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[Date]

Report Type (Check only one.):


|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:         1
                                                    ---

         Form 13F Information Table Entry Total:    1
                                                    ---

         Form 13F Information Table Value Total:    $17,827 (thousands)
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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM
13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.

List of Other Included Managers:

No.      Form 13F File No.:          Name:
---      ------------------          --------------------

01       028-10290                   Scott J. Vassalluzzo
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

FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----    --------  -------    --- ----  -------   --------   ----    ------   ----
U.S. AUTO PARTS NETWORK, INC.        COM        90343C100    17827   2046749    SH         Other       01     2046749

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